Supplement to

CALVERT SOCIAL INVESTMENT FUND

Calvert Balanced, Bond, Equity, Large Cap Core and Money Market Portfolios

CALVERT SOCIAL INDEX SERIES, INC.

Calvert Social Index Fund

Statement of Additional Information dated January 31, 2013

Date of Supplement: March 20, 2013

Michael Abramo no longer serves as a portfolio manager for Calvert Balanced Portfolio and Calvert Bond Portfolio.  Accordingly, the references to Mr. Abramo under the section “Portfolio Manager Disclosure,” which begins on page 45, are hereby deleted.